Income Taxes - Components of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense:
Federal	$ 75,273	$ 210,550	$ 140,079
State	18,000	20,316	9,218
Foreign	12,330	7,500	4,443
Total current income tax expense	105,603	238,366	153,740
Deferred income tax (benefit) expense:
Federal	18,200	(178,879)	8,393
State	3,891	5,093	(65)
Foreign	(691)	1,298	(893)
Total deferred income tax (benefit) expense	21,400	(172,488)	7,435
Total income tax expense	$ 127,003	$ 65,878	$ 161,175